Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
10.	EARNINGS (LOSS) PER SHARE

The Company has two classes of ordinary shares outstanding: Class A and Class B. Both classes of shares have identical rights to the economic benefits, dividends, and undistributed earnings of the Company, and differ only in respect to voting rights. Accordingly, the profit or loss attributable to ordinary equity holders is allocated proportionally to both classes of shares on a per-share basis, resulting in identical basic and diluted earnings (loss) per share for both Class A and Class B shares.

The calculation of the basic earnings (loss) per share attributable to the owners of the Company is based on the following data:

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Earnings (loss) figures are calculated as follows:
Earnings (loss) for the year attributable to Class A ordinary shares owners of the Company	4,456	15,145	(4,706)
Earnings (loss) for the year attributable to Class B ordinary shares owners of the Company	3,708	12,606	(3,048)

Number of shares
	’000	’000	’000
Weighted average number of Class A ordinary shares for the purpose of earnings (loss) per share	9,994	9,258	27,875
Weighted average number of Class B ordinary shares for the purpose of earnings (loss) per share	8,318	7,706	18,053

No diluted earnings per share were presented as there were no potential ordinary shares in issue for the year ended December 31, 2023 and 2024. The computation of diluted losses per share does not assume the exercise of the warrants because the exercise price of those warrants was higher than the average market price for shares for the year ended December 31, 2025.

The number of ordinary shares for the purpose of calculating basic earnings (loss) per share has been determined on the assumption that the reorganization of the Group and share reclassification and share subdivision of the Company has been effective on January 1, 2023.

On June 3, 2025, the Company completed a reclassification and re-designation of its ordinary shares into Class A and Class B ordinary shares, followed immediately by a share subdivision. In accordance with IAS 33 Earnings per Share, the weighted average number of ordinary shares outstanding during the year ended December 31, 2025, has been calculated as if the reclassification and share subdivision had occurred at the beginning of the earliest period presented. Consequently, the 11,245 voting ordinary shares outstanding as of January 1, 2025, are treated as 23,171,033 Class A ordinary shares and 19,285,911 Class B ordinary shares since January 1, 2023 for the purpose of the earnings (loss) per share calculation.